Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2022
Critical Accounting Estimates And Judgments
Critical Accounting Estimates and Judgments

4. Critical Accounting Estimates and Judgments

The preparation of financial statements requires management to use judgment in applying its accounting policies and to make estimates and assumptions about the future. The following discusses the most significant accounting judgments and estimates that the Trusts have made in preparing the financial statements:

Estimation uncertainty

For income tax purposes, the Trusts generally treats gains (or losses) from the disposition of bullion as capital gains (or losses), rather than income, as the Trusts intend to be long-term passive holders of bullion, and generally disposes of their holdings in bullion only for the purposes of meeting redemptions and to pay expenses. The Canada Revenue Agency has, however, expressed its opinion that gains (or losses) of mutual fund trusts resulting from transactions in commodities should generally be treated for tax purposes as ordinary income rather than as capital gains (or losses), although the treatment in each particular case remains a question of fact to be determined having regard to all the circumstances.

The Trusts based their assumptions and estimates on information available when the financial statements were prepared. However, existing circumstances and assumptions about future developments may change due to market changes or circumstances arising beyond the control of the Trusts. Such changes are reflected in the assumptions when they occur.